UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Registrant's telephone number, including area code: 1-877-607-0414

Date of fiscal year end: December 31, 2022

Date of reporting period: July 1, 2021– June 30, 2022

Item 1. Proxy Voting Record.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Suro Capital	7/7/2021	86887Q109	SSSS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Leonard A. Potter
Mirror Vote	For	2. To provide an advisory non-binding vote to approve executive compensation	Issuer
Mirror Vote	For	3. The ratification of the selection of Marcum LLP as the independent registered public accounting firm for SuRo Capital Corp. for the fiscal year ending December 31, 2021.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Tortoise PWR & Energy Infrastr	7/14/2021	89147X104	TPZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold	For	1. Vote Board of Directors:	Issuer
Election of Director: Rand C. Berney
Election of Director: Jennifer Paquette
2. To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending November 30, 2021.
Abstain	For		Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Tortoise Energy Independence Fund	7/14/2021	89148K200	NDP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold	For	1. Vote Board of Directors:	Issuer
Election of Director: Rand C. Berney
Election of Director: Jennifer Paquette
2. To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending November 30, 2021.
Abstain	For		Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Empower LTD	7/14/2021	G3R39W102	EMPW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Business Combination Proposal - Proposal to adopt the Merger Agreement, dated as of March 11, 2021 (as it may be amended from time to time, the "Merger Agreement") by and among Empower, Empower Merger Sub I, Inc., a Delaware corporation and subsidiary of Empower ("Merger Sub I"), Empower Merger Sub II, LLC, a Delaware limited liability company and subsidiary of Empower ("Merger Sub II") and Holley Intermediate Holdings, Inc., a Delaware corporation "Holley"),...(due to space limits,
Issuer
For	For
2. Redomestication Proposal - Proposal to approve by special resolution the change of the Company's jurisdiction of incorporation by continuing and deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the "Domestication" and, together with the Mergers, the "Business Combination"). The Redomestication Proposal is conditioned on the approval of each of the Business Combination ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
3A. Authorized Shares - Proposal to amend the Cayman Constitutional Documents to authorize 555,000,000 shares, consisting of 550,000,000 shares of Domestication Common Stock and 5,000,000 shares of New Holley preferred stock.
Issuer
For	For	3B. Exclusive Forum Provision - Proposal to amend the Cayman Constitutional Documents to adopt Delaware as the exclusive forum.	Issuer
For	For
3C. Takeovers by Interested Stockholders - Proposal to amend the Cayman Constitutional Documents to allow New Holley to elect not to be governed by Section 203 of the DGCL relating to takeovers by interested stockholders and, instead, be governed by a provision substantially similar to Section 203 of the DGCL.
Issuer
For	For
3D. Adoption of Supermajority Vote Requirement to Amend the Proposed Organizational Documents - Proposal to amend the Cayman Constitutional Documents to require the affirmative vote of at least (i) 66 2/3% to adopt, amend or repeal Article VI of the Proposed Bylaws (ii) 66.7%, to adopt, amend or repeal amend, alter, repeal or rescind Section 4.2 and Articles V, VII, VIII, X, XI and XII of the Proposed Charter and (iii) 80% to adopt, amend or repeal Article IX of the Proposed Charter.
Issuer
For	For
3E. Removal of Directors - Proposal to amend the Cayman Constitutional Documents to permit the removal of a director only for cause and only by the affirmative vote of the holders of at least a majority of the outstanding shares entitled to vote at an election of directors.
Issuer
For	For
3F. Action by Written Consent of Stockholders - Proposal to amend the Cayman Constitutional Documents to require stockholders to take action at an annual or special meeting and prohibit stockholder action by written consent in lieu of a meeting.
Issuer
For	For	3G. Corporate Opportunities - Proposal to amend the Cayman Constitutional Documents to explicitly waive any expectation of corporate opportunities with respect to New Holley's non- employee directors.	Issuer
For	For
3H. Other Changes In Connection With Adoption of the Proposed Organizational Documents - Proposal to amend the Cayman Constitutional Documents to authorize (1) changing the corporate name from "Empower Ltd." to "Holley Inc.", (2) making New Holley's corporate existence perpetual, and (3) removing certain provisions related to Empower's status as a blank check company that will no longer be applicable upon consummation of the Business Combination.
Issuer
For	For
4. Binding Charter Proposals - Proposal to adopt by special resolution the Proposed Charter in the form attached to the Proxy Statement as Annex C. The Binding Charter Proposal is conditioned on the approval of each of the Business Combination Proposal, the Redomestication Proposal and the NYSE Proposal. Therefore, if each of the Business Combination Proposal, the Redomestication Proposal and the NYSE Proposal is not approved, the Binding Charter Proposal will have no effect.
Issuer
For	For
5. Director Election Proposal - Proposal to elect seven (7) directors who upon consummation of the Business Combination will be directors of New Holley. The Director Election Proposal is conditioned on the approval of each of the Business Combination Proposal, the Redomestication Proposal, the NYSE Proposal and the Binding Charter Proposal. Therefore, if each of the Business Combination Proposal, the Redomestication Proposal, the NYSE Proposal and the Binding Charter Proposal is not approved, the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
6. The NYSE Proposal - Proposal to approve, for purposes of complying with applicable NYSE listing rules, the issuance of more than 20% of Empower Class A Shares and Empower Class B Shares pursuant to the Business Combination. The NYSE Proposal is conditioned on the approval of each of the Business Combination Proposal, the Redomestication Proposal and the Binding Charter Proposal. Therefore, if each of the Business Combination Proposal, the Redomestication Proposal and the ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
7. Incentive Plan Proposal - Proposal to approve the Holley Inc. 2021 Stock Incentive Plan (the "Incentive Plan"), in the form attached to the Proxy Statement as Annex I, including the authorization of the initial share reserve under the Incentive Plan. The Incentive Plan Proposal is conditioned on the approval of each of the Business Combination Proposal, the Redomestication Proposal, the NYSE Proposal and the Binding Charter Proposal. Therefore, if each of the Business Combination ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
8. Adjournment Proposal - Proposal to adjourn the Extraordinary Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal, the Redomestication Proposal, the Binding Charter Approval Proposal, the Incentive Plan Proposal, the Director Election Proposal and the NYSE Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Blue Water Acquisiton	8/12/2021	09607T104	BLUW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To approve and adopt the Agreement and Plan of Merger, dated as of April 27, 2021 (as it may be amended or supplemented from time to time, the "Merger Agreement"), by and among Blue Water, Blue Water Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of Blue Water ("Merger Sub") and Clarus Therapeutics, Inc., a Delaware corporation ("Clarus"), and approve the transactions contemplated thereby, including the merger of Merger Sub with ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. To approve and adopt a second amendment and restatement of Blue Water's certificate of incorporation ("Blue Water Charter"): provide that the name of Blue Water shall be changed to "Clarus Therapeutics Holdings, Inc."
Issuer
For	For
3. To approve and adopt a second amendment and restatement of Blue Water's certificate of incorporation ("Blue Water Charter"): provide for the structure of the board of directors of Blue Water (the "Board") immediately after the consummation of the Business Combination (the "Closing"), split into three classes of as even size as practicable, Class I, II, and III, each to serve a term of three (3) years, except for the initial term, for which the Class I directors will be up for reelection at the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4. To approve and adopt a second amendment and restatement of Blue Water's certificate of incorporation ("Blue Water Charter"): remove and change certain provisions in the Blue Water Charter related to Blue Water's status as a special purpose acquisition company.
Issuer
For	For
5. To approve and adopt a second amendment and restatement of Blue Water's certificate of incorporation ("Blue Water Charter"): conditioned upon the approval of Proposals 2 through 4, to approve the proposed Amended Charter in the form appended to the accompanying proxy statement/prospectus as Annex B, which includes the approval of all other changes in the proposed Amended Charter in connection with replacing the existing Blue Water Charter with the proposed Amended Charter as of the ... (due to space limits, see proxy statement for full proposal).
Issuer
6. Vote Board of Directors:
Election of Director: John Amory
Election of Director: Alex Zisson
Election of Director: Elizabeth Cermak
Election of Director: Mark Prygocki
Election of Director: Robert Dudley
Election of Director: Kimberly Murphy
For	For	Election of Director: Joseph Hernandez	Issuer
For	For
7. The Incentive Plan Proposal - To consider and vote upon a proposal to adopt the Clarus Therapeutics Holdings, Inc. 2021 Stock Option and Incentive Plan, a copy of which is appended to the accompanying proxy statement/prospectus as Annex C.
Issuer
For	For
8. The ESPP Proposal - To consider and vote upon a proposal to adopt the Clarus Therapeutics Holdings, Inc. 2021 Employee Stock Purchase Plan, a copy of which is appended to the accompanying proxy statement/prospectus as Annex D.
Issuer
For	For
9. The Adjournment Proposal - To consider and vote upon a proposal to adjourn this special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Business Combination Proposal, the Charter Amendment Proposals, the Director Election Proposal, the Incentive Plan Proposal, or the ESPP Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Delaware Enhanced Gbl Div & Inc FD	8/19/2021	246060107	DEX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Jerome D. Abernathy
Election of Director: Thomas L. Bennett
Election of Director: Ann D. Borowiec
Election of Director: Joseph W. Chow
Election of Director: H. Jeffrey Dobbs
Election of Director: John A. Fry
Election of Director: Joseph Harroz, Jr.
Election of Director: Sandra A.J. Lawrence
Election of Director: Shawn K. Lytle
Election of Director: F. A. Sevilla-Sacasa
Election of Director: Thomas K. Whitford
Election of Director: Christianna Wood
Election of Director: Janet L. Yeomans

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Diversified Div & Income FD	8/19/2021	6706EP105	JDD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve an Agreement and Plan of Reorganization pursuant to which Nuveen Diversified Dividend and Income Fund (the "Target Fund") would: (i) transfer substantially all of its assets to Nuveen Multi-Asset Income Fund ("Acquiring Fund"); (ii) distribute such newly issued common shares of the Acquiring Fund to the common shareholders of the Target Fund; and (iii) liquidate, dissolve and terminate in accordance with applicable law.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Monmouth Real Estate Investment Corp.	8/24/2021	609720107	MNR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve the merger (the "Merger") of Monmouth Real Estate Investment Corporation ("MNR") with and into EQC Maple Industrial LLC (f/k/a RS18 LLC) ("Merger Sub"), a subsidiary of Equity Commonwealth ("EQC"), pursuant to the Agreement and Plan of Merger, dated as of May 4, 2021, as it may be amended from time to time (the "Merger Agreement"), by and among MNR, EQC and Merger Sub, and the other transactions contemplated by the Merger Agreement.
Issuer
For	For
2. To approve, on a non-binding advisory basis, certain compensation that may be paid or become payable to MNR's five executive officers in connection with the Merger Agreement and the transactions contemplated thereby.
Issuer
For	For
3. To authorize the board of directors of MNR, to approve one or more adjournments of the MNR special meeting to another date, time, place, or format, if necessary or appropriate, including to solicit additional proxies in favor of the proposal to approve the Merger and the other transactions contemplated by the Merger Agreement.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Vertical Cap Income Fd	8/27/2021	92535C104	VCIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhhold	For	1. To re-elect T. Neil Bathon as a Trustee of the Fund.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
The Swiss Helvetta Fund, Inc.	9/9/2021	870875101	SWZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Andrew Dakos
Election of Director: Richard Dayan
Election of Director: Phillip F. Goldstein
Election of Director: Gerald Hellerman
Election of Director: Moritz A. Sell
Mirror vote	For	2. To ratify the selection by the Fund's Board of Directors of Tait, Weller & Baker, LLP as the Fund's independent registered public accounting firm for the year ending December 31, 2021.	Issuer
Mirror vote	Abstain
3. To consider a non-binding proposal by the Fund's Board of Directors to ratify approval by stockholders in 2006 to permit the Fund to leverage up to 10% of the Fund's total assets (including the amount borrowed).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Atlas Crest Investment Corp	9/14/2021	049284102	ACIC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To consider and vote upon a proposal to adopt and approve the Business Combination Agreement, dated as of February 10, 2021 (as amended and restated on July 29, 2021 and as it may be further amended and/ or restated from time to time, the "Business Combination Agreement"), by and among Atlas, Archer Aviation Inc., a Delaware corporation ("Archer") and Artemis Acquisition Sub Inc., a Delaware corporation ("Merger Sub"), and the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. The Charter Proposal - To consider and vote upon a proposal to approve the proposed amended and restated certificate of incorporation of New Archer in the form attached to the accompanying proxy statement as Annex B ("New Archer Charter") (Proposal No. 2, referred to as the "Charter Proposal").
Issuer
For	For
3A. Governance Proposal A - To increase the total number of shares of all classes of authorized capital stock from (i) 221,000,000, consisting of (a) 220,000,000 shares of common stock, including (1) 200,000,000 shares of Class A common stock, par value $0.0001 per share and (2) 20,000,000 shares of Class B common stock, par value $0.0001 per share, and (b) 1,000,000 shares of preferred stock, par value $0.0001 per share, to (ii) 1,310,000,000, consisting of (A) 1,300,000,000 shares of common ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
3B. Governance Proposal B - To provide that holders of New Archer Class A Shares (as defined below) will be entitled to one vote per share on all matters to be voted upon by the stockholders, and holders of New Archer Class B Shares (as defined below) will be entitled to ten votes per share on all matters to be voted upon by the stockholders.
Issuer
For	For
3C. Governance Proposal C - To provide that any amendment to New Archer's amended and restated bylaws will require the approval of either New Archer's board of directors or the holders of at least 66 2/3% of the voting power of New Archer's then- outstanding shares of capital stock entitled to vote generally in an election of directors, voting together as a single class.
Issuer
For	For
3D. Governance Proposal D - To provide that any amendment to certain provisions of the New Archer Charter will require the approval of the holders of at least 66 2/3% of the voting power of New Archer's then-outstanding shares of capital stock entitled to vote generally in an election of directors, voting together as a single class.
Issuer
For	For
4. The NYSE Proposal - To consider and vote upon a proposal to adopt and approve, for purposes of complying with applicable listing rules of the New York Stock Exchange (the "NYSE"): (i) (A) the issuance of 2,244,780 shares of Class A common stock, par value $0.0001 per share, of New Archer ("New Archer Class A Shares") and securities convertible into or exchangeable for New Archer Class A Shares in connection with the Business Combination, and (B) the issuance of up to 215,995,224 shares of ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
5. The Equity Incentive Plan Proposal - To consider and vote upon a proposal to approve and adopt the Equity Incentive Plan in the form of Annex F attached to the accompanying proxy statement) (Proposal No. 5, referred to as the "Equity Incentive Plan Proposal").
Issuer
For	For
6. The Employee Stock Purchase Plan Proposal - To consider and vote upon a proposal to approve and adopt the Employee Stock Purchase Plan in the form of Annex G attached to the accompanying proxy statement (Proposal No. 6, referred to as the "Employee Stock Purchase Plan Proposal").
Issuer
For	For
7. The Adjournment Proposal - To consider and vote upon a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve the Business Combination Proposal, the Charter Proposal, the Governance Proposals, the NYSE Proposal, the Equity Incentive Plan Proposal or the Employee Stock Purchase Plan Proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Soaring Eagle Acquistion Corp.	9/14/2021	G8354H126	SRNG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - to consider and vote upon a proposal to approve and adopt, by way of ordinary resolution, the agreement and plan of merger, dated as of May 11, 2021 (as may be amended, restated, supplemented or otherwise modified from time to time, the "Merger Agreement"), by and among SRNG, SEAC Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of SRNG ("Merger Sub"), and Ginkgo Bioworks, Inc. a Delaware corporation ("Ginkgo"), pursuant to which, among other ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. The Domestication Proposal - to consider and vote upon a proposal to approve, by way of special resolution in accordance with Article 49 of SRNG's amended and restated articles of association, assuming the Business Combination Proposal is approved and adopted, the transfer of SRNG by way of continuation to Delaware pursuant to Part XII of the Companies Act (Revised) of the Cayman Islands and Section 388 of the General Corporation Law of the State of Delaware and, ...(due to space limits, see
Issuer
For	For
3. The Governing Documents Proposal - to consider and vote upon a proposal to approve and adopt, by way of special resolution, assuming the Business Combination Proposal and the Domestication Proposal are approved and adopted, the proposed certificate of incorporation of SRNG (the "Proposed Charter"), and the proposed bylaws of SRNG (the "Proposed Bylaws"), which together will replace SRNG's amended and restated memorandum and articles of association, dated October 22, 2020 (the "Current Charter"), ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4A. Advisory Governing Documents Proposal A - Under the Proposed Charter, New Ginkgo will be authorized to issue 16,000,000,000 shares of capital stock, consisting of (i) 15,800,000,000 shares of common stock, including 10,500,000,000 shares of New Ginkgo Class A common stock, par value $0.0001 per share ("New Ginkgo Class A common stock"), 4,500,000,000 shares of New Ginkgo Class B common stock, par value $0.0001 per share ("New Ginkgo Class B common stock"), and 800,000,000 shares of New Ginkgo Class C ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4B. Advisory Governing Documents Proposal B - Holders of shares of New Ginkgo Class A common stock will be entitled to cast one vote per share of New Ginkgo Class A common stock on each matter properly submitted to New Ginkgo's stockholders entitled to vote, holders of shares of New Ginkgo Class B common stock will be entitled to cast 10 votes per share of New Ginkgo Class B common stock on each matter properly submitted to New Ginkgo's stockholders entitled to vote and holders of shares of New ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4C. Advisory Governing Documents Proposal C - The number of directors constituting the New Ginkgo board of directors (the "New Ginkgo Board") shall be fixed from time to time solely by resolution of the New Ginkgo Board and the holders of shares of New Ginkgo Class B common stock shall be entitled to nominate and elect one-quarter of the total number of directors of New Ginkgo (the "Class B Directors") for so long as the outstanding number of shares of Class B common stock continue to represent ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4D. Advisory Governing Documents Proposal D - (i) The number of authorized shares of New Ginkgo Class A common stock, New Ginkgo Class B common stock and New Ginkgo Class C common stock may be increased by the affirmative vote of the holders of shares representing a majority of the voting power of all of the outstanding shares of capital stock of New Ginkgo entitled to vote thereon, irrespective of the provisions of Section 242(b) (2) of the DGCL (or any successor provision thereto), (ii) the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4E. Advisory Governing Documents Proposal E - Authorization of all other changes in the Proposed Charter and the Proposed Bylaws, including (1) adopting Delaware as the exclusive forum for certain stockholder litigation and the federal district courts of the United States as the exclusive forum for certain other stockholder litigation, in each case unless New Ginkgo expressly consents in writing to the selection of an alternative forum, (2) electing not to be governed by Section 203 of the DGCL and ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4F. Advisory Governing Documents Proposal F - Authorization of an amendment to the Proposed Charter in order to change the corporate name of "Soaring Eagle Acquisition Corp." to "Ginkgo Bioworks Holdings, Inc." in connection with the consummation of the Business Combination.
Issuer
For	For
5. The Director Election Proposal - For holders of SRNG Class B ordinary shares, to consider and vote upon a proposal to approve, by way of ordinary resolution, assuming the Business Combination Proposal, the Domestication Proposal and the Governing Documents Proposal are approved and adopted, to elect seven directors to serve on the New Ginkgo Board; provided that as long as the outstanding number of shares of New Ginkgo Class B common stock continue to represent at least 2% of the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
6. The Stock Issuance Proposal - to consider and vote upon a proposal to approve, by way of ordinary resolution, assuming the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal and the Director Election Proposal are approved and adopted, for the purposes of complying with the applicable listing rules of Nasdaq, the issuance of (x) shares of New Ginkgo Class A common stock pursuant to the terms of the Merger Agreement and (y) shares of New SRNG Class A common stock ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
7. The Incentive Plan Proposal - to consider and vote upon a proposal to approve by way of ordinary resolution, assuming the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal, the Director Election Proposal and the Stock Issuance Proposal are approved and adopted, the Ginkgo Bioworks Holdings, Inc. 2021 Incentive Award Plan (the "2021 Plan"), including the authorization of the initial share reserve under the 2021 Plan (we refer to such proposal as the "Incentive Plan Proposal").
Issuer
For	For
8. The ESPP Proposal - to consider and vote upon a proposal to approve by way of ordinary resolution, assuming the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal, the Director Election Proposal, the Stock Issuance Proposal and the Incentive Plan Proposal are approved and adopted, the Ginkgo Bioworks Holdings, Inc. 2021 Employee Stock Purchase Plan (the "ESPP"), including the authorization of the initial share reserve under the ESPP (the "ESPP Proposal").
Issuer
For	For
9. The Adjournment Proposal - to consider and vote upon a proposal to approve by way of ordinary resolution the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, any of the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal, the Director Election Proposal, the Stock Issuance Proposal, the Incentive Plan ...(due to space limits, see proxy statement for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Cerberus Telecom Acquistion	9/16/2021	G2040C104	CTAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To consider and vote upon a proposal to approve the business combination described in the proxy statement/prospectus, including (a) adopting the Agreement and Plan of Merger, dated as of March 12, 2021 (the "Merger Agreement"), by and among Cerberus Telecom Acquisition Corporation ("CTAC"), King Pubco, Inc. ("Pubco"), a Delaware corporation and wholly owned subsidiary of Cerberus Telecom Acquisition Holdings, LLC (the "Sponsor"), a Delaware limited ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. The Cayman Merger Proposal - To consider and vote upon, as a special resolution, a proposal to approve the Pubco Plan of Merger attached to the proxy statement/prospectus as Annex 1 and to authorize the merger of CTAC with and into LLC Merger Sub, with LLC Merger Sub surviving the merger as a wholly owned subsidiary of Pubco.
Issuer
For	For	3A. Advisory Organizational Document Proposal A - To provide that Pubco's board of directors will be a classified board of directors with staggered, three-year terms.	Issuer
For	For	3B. Advisory Organizational Document Proposal B - To eliminate the ability for any action required or permitted to be taken by Pubco common stockholders to be effected by written consent.	Issuer
For	For	3C. Advisory Organizational Document Proposal B - To eliminate the ability for any action required or permitted to be taken by Pubco common stockholders to be effected by written consent.	Issuer
For	For
3D. Advisory Organizational Document Proposal D - To provide that the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, another state or federal court located within the State of Delaware, shall be the exclusive forum for certain actions and claims.
Issuer
For	For	4. The Incentive Plan Proposal - To consider and vote on a proposal to approve the Pubco 2021 Incentive Award Plan.	Issuer
For	For
5. NYSE Proposal - To consider and vote upon a proposal in accordance with the applicable provisions of Section 312.03 of the New York Stock Exchange Listed Company Manual, to issue more than 20% of the issued and outstanding shares of Pubco Common Stock in connection with the business combination, including, without limitation, the PIPE Investment (as described below).
Issuer
For	For
6. The Adjournment Proposal - To consider and vote upon a proposal to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the business combination proposal, the Cayman merger proposal, the advisory organizational documents proposals, the incentive plan proposal or the NYSE proposal.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
RMR Mortgage Trust	9/17/2021	76970B101	RMRM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Approval of the issuance of common shares of beneficial interest of RMR Mortgage Trust, in the merger of Tremont Mortgage Trust, a Maryland real estate investment trust, with and into RMR Mortgage Trust, with RMR Mortgage Trust as the surviving entity, pursuant to the Agreement and Plan of Merger, dated as of April 26, 2021, as it may be amended from time to time, by and between RMR Mortgage Trust and Tremont Mortgage Trust.
Issuer

For	For
2. Approval of the adjournment of the special meeting of shareholders of RMR Mortgage Trust from time to time, if RMR Mortgage Trust deems it necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve such share issuance.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Amplitude Healthcare Acquisition	9/22/2021	03212A105	AMHC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - to consider and vote upon a proposal to (a) adopt and approve the Business Combination Agreement, dated as of May 5, 2021 (as may be amended, supplemented or otherwise modified from time to time, the "Business Combination Agreement"), by and among AMHC, Ample Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of AMHC ("Merger Sub"), and Jasper Therapeutics, Inc., a Delaware corporation ("Jasper"), pursuant to which ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Charter Amendment Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal is approved and adopted, a proposed amended and restated certificate of incorporation (the "Proposed Charter"), which will amend and restate AMHC's current amended and restated certificate of incorporation (the "Current Charter"), and which Proposed Charter will be in effect when duly filed with the Secretary of State of the State of Delaware in connection with the closing of the Business Combination.
Issuer
For	For
3. The Bylaws Amendment Proposal - consider and vote upon a proposal to approve, assuming the Business Combination Proposal is approved and adopted, the proposed amended and restated bylaws (the "Proposed Bylaws"), which will amend and restate AMHC's current bylaws.
Issuer
For	For
4A. The Advisory Charter Amendment Proposal - consider and vote upon a proposal to approve, on a non-binding advisory basis, the following material differences between the Proposed Charter and the Current Charter: Advisory Charter Proposal A - to change the corporate name of New Jasper to "Jasper Therapeutics, Inc."
Issuer
For	For
4BThe Advisory Charter Amendment Proposal - consider and vote upon a proposal to approve, on a non-binding advisory basis, the following material differences between the Proposed Charter and the Current Charter: Advisory Charter Proposal B - to increase AMHC's capitalization so that it will have 490,000,000 authorized shares of voting common stock, 2,000,000 authorized shares of non-voting common stock and 10,000,000 authorized shares of preferred stock.
Issuer
For	For
4C. The Advisory Charter Amendment Proposal - consider and vote upon a proposal to approve, on a non-binding advisory basis, the following material differences between the Proposed Charter and the Current Charter: Advisory Charter Proposal C - to provide that the removal of any director be only for cause and by the affirmative vote of at least 66 2/3% of New Jasper's then- outstanding shares of capital stock entitled to vote generally in the election of directors (provided that as of the three-year ...
Issuer
For	For
4D. The Advisory Charter Amendment Proposal - consider and vote upon a proposal to approve, on a non-binding advisory basis, the following material differences between the Proposed Charter and the Current Charter: Advisory Charter Proposal D - to provide that certain amendments to provisions of the Proposed Charter will require the approval of at least 66 2/3% of New Jasper's then-outstanding shares of capital stock entitled to vote generally in the election of directors, voting together as a ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
4E. The Advisory Charter Amendment Proposal - consider and vote upon a proposal to approve, on a non-binding advisory basis, the following material differences between the Proposed Charter and the Current Charter: Advisory Charter Proposal E - to provide that amendments to the Proposed Bylaws will require the approval of at least 66 2/3% of New Jasper's then-outstanding shares of capital stock entitled to vote generally in the election of directors, voting together as a single-class (provided that as ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
4F. The Advisory Charter Amendment Proposal - consider and vote upon a proposal to approve, on a non-binding advisory basis, the following material differences between the Proposed Charter and the Current Charter: Advisory Charter Proposal F - to make New Jasper's corporate existence perpetual as opposed to AMHC's corporate existence, which is required to be dissolved and liquidated 24 months following the closing of its initial public offering, and to remove from the Proposed Charter the various ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
4G. The Advisory Charter Amendment Proposal - consider and vote upon a proposal to approve, on a non-binding advisory basis, the following material differences between the Proposed Charter and the Current Charter: Advisory Charter Proposal G - to remove the provision that allows certain stockholders to act by written consent as opposed to holding a stockholders meeting
Issuer
For	For
4H. The Advisory Charter Amendment Proposal - consider and vote upon a proposal to approve, on a non-binding advisory basis, the following material differences between the Proposed Charter and the Current Charter: Advisory Charter Proposal H - to remove the current limitation in place on the corporate opportunity doctrine.
Issuer
For	For
5. The Nasdaq Stock Issuance Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal is approved and adopted, for purposes of complying with the applicable provisions of Nasdaq Listing Rule 5635, (a) the issuance of up to 27,500,000 newly issued shares of New Jasper Common Stock in the Business Combination, which amount will be determined as described in more detail in the accompanying proxy statement/prospectus and (b) the PIPE Investment.
Issuer
6. Vote Board of Directors:
Election of Director: Kurt von Emster
Election of Director: Anna French, D.Phil
Election of Director: Judith Shizuru, MD, PhD
Election of Director: William Lis
For	For	Election of Director: Christian W. Nolet	Issuer
For	For
7. The Equity Incentive Plan Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal is approved and adopted, the Jasper Therapeutics, Inc. 2021 Equity Incentive Plan, a copy of which is appended to the accompanying proxy statement/ prospectus as Annex D, which will become effective as of the date immediately preceding the date of the closing of the Business Combination.
Issuer
For	For
8. The ESPP Proposal - consider and vote upon a proposal to approve, assuming the Business Combination Proposal is approved and adopted, the Jasper Therapeutics, Inc. 2021 Employee Stock Purchase Plan, a copy of which is appended to the accompanying proxy statement/prospectus as Annex E, which will become effective as of the date immediately preceding the date of the closing of the Business Combination.
Issuer
For	For
9. The Adjournment Proposal - approve a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve the Business Combination Proposal, the Charter Amendment Proposal, the Bylaws Amendment Proposal, the Nasdaq Stock Issuance Proposal, the Director Election Proposal, the Equity Incentive Plan Proposal or the ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Saba Capital Income & Opp FD	9/24/2021	78518H103	BRW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Aditya Bindal
Election of Director: Karen Caldwell
Election of Director: Ketu Desai
Election of Director: Kieran Goodwin
Election of Director: Thomas Bumbolow
Election of Director: Andrew Kellerman

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Royce Value Trust, Inc.	9/28/2021	780910105	RVT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Election of Directors	Issuer
01 Cecile B. Hjarper
02 G. Peter O'Brien

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
MFS Investment Grade Municipal Tr	10/7/2021	59318B108	CXH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO VOTE, Sold.	For	1. Election of Trustees	Issuer
01 John A. Caroselli
02 James W. Kilman, Jr.
03 Clarence It is, Jr.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Miller/Howard High Income Equity Fund	10/15/2021	600379101	HIE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Charles I. Leone
Election of Director: Mayra Martinez-Sacco
Election of Director: Catherine M. Johnston

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Alkuri Global Acquistion Corp.	10/20/2021	66981N103	KURI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination proposal - to consider and vote upon a proposal to approve and adopt the merger agreement, by and among Alkuri, Babylon Holdings Limited, Liberty USA Merger Sub, Inc., and, solely for purposes of Section 1.08 of the Merger Agreement, each of Alkuri Sponsors LLC and Dr. Ali Parsadoust, pursuant to which, among other things, Merger Sub will merger with and into Alkuri, with Alkuri continuing as the surviving corporation and a wholly owned subsidiary of Babylon (the "Business Combination").
Issuer
For	For	2. The Equity Plans Proposal - to consider and vote upon a proposal to approve the Babylon 2021 Equity Incentive Plan.	Issuer
For	For
3. The Adjournment Proposal - to consider and vote upon a proposal to adjourn the special meeting to a later date or dates, if necessary, if the parties are not able to consummate the Business Combination.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
DFP Healthcare Acquisition	10/20/2021	23343Q100	DFPH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - to consider and vote upon a proposal to approve the Agreement and Plan of Merger, dated as of June 28, 2021 (as it may be amended and/or restated from time to time, the "Merger Agreement"), by and among DFP, Orion Merger Sub I, Inc., a Delaware corporation and direct, wholly owned subsidiary of DFP ("First Merger Sub"), Orion Merger Sub II, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of DFP ("Second Merger Sub") and TOI Parent, ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. Stock Issuance Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal is approved and adopted, for purposes of complying with the applicable listing rules of Nasdaq (each, a "Nasdaq Listing Rule"), (i) the issuance of DFP Class A Common Stock, par value $0.0001 per share (the "DFP Class A Common Stock") pursuant to the Merger Agreement and up to 12,500,000 additional Earnout Shares (as defined herein), as described in more detail in the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
3. The Charter Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal and the Stock Issuance Proposal are approved and adopted, a proposed third amended and restated certificate of incorporation (the "Proposed Charter") of DFP, which will amend and restate the second amended and restated certificate of incorporation of DFP, dated March 10, 2020, (the "Current Charter"), which Proposed Charter will be in effect upon the closing of the Business Combination (the "Closing") (the "Charter Amendment Proposal").
Issuer
For	For
4A. Advisory Charter Proposal A - to change the number of shares of authorized capital stock to 510,000,000, consisting of 500,000,000 shares of New TOI Common Stock, par value $0.0001 per share ("New TOI Common Stock") and 10,000,000 shares of preferred stock, par value $0.0001 per share from 100,000,000 shares of DFP Class A Common Stock, 10,000,000 shares of DFP Class B common stock, par value $0.0001 per share (the "DFP Class B Common Stock") and 1,000,000 shares of preferred stock, par value $0.0001 per share ("Advisory Charter Proposal A").
Issuer
For	For
4B. Advisory Charter Proposal B - to make each member of New TOI's board of directors (the "New TOI Board") subject to election at each annual meeting of stockholders (or special meeting in lieu thereof), as opposed to DFP having three classes of directors, with only one class of directors being elected in each year and each class serving a three-year term ("Advisory Charter Proposal B").
Issuer
For	For	4C. Advisory Charter Proposal C - to change the stockholder vote required to amend certain provisions of the Proposed Charter ("Advisory Charter Proposal C").	Issuer
For	For
4D. Advisory Charter Proposal D - to change the stockholder vote required to amend the amended and restated bylaws to be adopted by DFP immediately prior to the Closing ("Advisory Charter Proposal D").
Issuer
For	For
4E. Advisory Charter Proposal E - to prohibit stockholders form acting by written consent by specifying that any action required or permitted to be taken by stockholders must be effected by a duly called annual or special meeting and may not be effected by written consent ("Advisory Charter Proposal E").
Issuer
For	For
4F. Advisory Charter Proposal F - to renounce any interest or expectancy that New TOI has in, or right to be offered an opportunity to participate in, specified business opportunities that are from time to time presented to its nonemployee directors (including any non-employee director who serves as one of New TOI's officers in both his or her director and officer capacities) ("Advisory Charter Proposal F").
Issuer
For	For
4G. Advisory Charter Proposal G - to amend the exclusive forum provision of the Current Charter to provide that, among other administrative or clarifying revisions, unless New TOI consents in writing to the selection of an alternative forum, to the fullest extent permitted by law, the sole and exclusive forum for any action asserting a cause of action arising under the Securities Act or any rule or regulation promulgated thereunder (in each case, as amended) shall be the federal district courts of the United States of America ("Advisory Charter Proposal G").
Issuer
For	For
4H. Advisory Charter Proposal H - to provide for certain additional changes, including, among others, (i) changing the post-business combination company's corporate name from "DFP Healthcare Acquisitions Corp." to "The Oncology Institute, Inc." and making the company's corporate existence perpetual and (ii) removing certain provisions related to DFP's status as a blank check company that will no longer apply upon consummation of the Business Combination, all of which the DFP board of directors ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
5. The Incentive Plan Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal, Stock Issuance Proposal and Charter Proposal are approved and adopted, The Oncology Institute, Inc. 2021 Incentive Award Plan (the "2021 Plan"), including the authorization of the initial share reserve under the 2021 Plan (the "Incentive Plan Proposal").
Issuer
For	For
6. The ESPP Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal, the Stock Issuance Proposal, the Charter Proposal and the Incentive Plan Proposal are approved and adopted, The Oncology Institute, Inc. 2021 Employee Stock Purchase Plan (the "ESPP"), including the authorization of the initial share reserve under the ESPP (the "ESPP Proposal").
Issuer
For	For	7. Vote Board of Directors:	Issuer
Election of Director: Richard Barasch
Election of Director: Brad Hively
Election of Director: Karen Johnson
Election of Director: Mohit Kaushal
Election of Director: Anne McGeorge
Election of Director: Maeve O'Meara
Election of Director: Ravi Sarin
For	For
8. The Adjournment Proposal - to consider and vote upon a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve one or more proposals presented to stockholders for vote, or DFP determines that one or more of the closing conditions under the Business Combination is not satisfied or waived (the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital Corp.	10/27/2021	302635206	FSK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Election of Directors	Issuer
Election of Director: Todd C. Builione
Election of Director: Brian R. Ford
Election of Director: Richard I. Goldstein
Election of Director: Osagie Imasogie
Mirror vote	For	2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Spartacus Acquisition Corp.	10/27/2021	84677L109	TMTS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To consider and vote upon a proposal to approve the business combination (the "Business Combination") and adopt the Agreement and Plan of Merger, dated as of June 9, 2021, as it may be amended (the "Merger Agreement"), by and among the Company, Spartacus Acquisition Shelf Corp. ("Shelf"), NextNav, LLC, NextNav Holdings, LLC ("Holdings"), NEA 14 NextNav Blocker, LLC, Oak NextNav Blocker, LLC, Columbia Progeny Partners IV, Inc., Global Long Short ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2A. The Business Combination Proposal - To consider and vote upon a proposal to approve the business combination (the "Business Combination") and adopt the Agreement and Plan of Merger, dated as of June 9, 2021, as it may be amended (the "Merger Agreement"), by and among the Company, Spartacus Acquisition Shelf Corp. ("Shelf"), NextNav, LLC, NextNav Holdings, LLC ("Holdings"), NEA 14 NextNav Blocker, LLC, Oak NextNav Blocker, LLC, Columbia Progeny Partners IV, Inc., Global Long Short ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2B. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To remove certain provisions related to the Company's status as a special purpose acquisition company.
Issuer
For	For
2C. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To remove certain provisions related to the Company's status as a special purpose acquisition company.
Issuer
For	For
2D. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To remove certain provisions related to the Company's status as a special purpose acquisition company.
Issuer
For	For
2E. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To eliminate explicit authority to create and issue rights, warrants and options with such terms as set by the board of directors.
Issuer
For	For
2F. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To eliminate explicit authority to create and issue rights, warrants and options with such terms as set by the board of directors.
Issuer
For	For
2G. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To eliminate from the certificate of incorporation the ability of the board to fill any newly created directorships and vacancies; however, a similar right has been added to Shelf's proposed bylaws.
Issuer
For	For
2H. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To provide that any and all directors of Shelf may be removed at any time with or without cause and only by the affirmative vote of holders of at least two-thirds (2/3) of the voting power of all then outstanding shares of capital stock.
Issuer
For	For
2I. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To require the vote of at least two-thirds (2/3) of the voting power of all then outstanding shares of capital stock or a majority of the board, to adopt, amend or repeal Shelf's bylaws.
Issuer
For	For
2J. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To provide that the business conducted at a special meeting of stockholders will be limited to matters properly brought before the meeting by or at the direction of the board.
Issuer
For	For
2K. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To indemnify and hold harmless a person who is or was made or threatened to be made a party to or is otherwise involved in any threatened, pending or completed action, suit or proceeding, by reason of the fact that he or she is or was a ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2L. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To remove corporate opportunity provisions.
Issuer
For	For
2M. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To require the vote of at least two-thirds (2/3) of the voting power of all then outstanding shares of capital stock, to amend or repeal certain provisions of the certificate of incorporation or, if two-thirds (2/3) of the board has ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2N. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To include certain transfer restrictions, including prohibiting the transfer of (i) common stock, warrants or shares issuable upon the exercise or conversion of warrants issued by Shelf pursuant to the Merger Agreement (a) received by ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For	3. The Incentive Plan Proposal - To consider and vote upon a proposal to adopt the NextNav Inc. 2021 Omnibus Incentive Plan.	Issuer
For	For	4. The Employee Stock Purchase Plan Proposal - To consider and vote upon a proposal to adopt the NextNav Inc. 2021 Employee Stock Purchase Plan.	Issuer
For	For	Vote Board of Directors:	Issuer
Election of Director: Skyler Wichers
Election of Director: Alan B. Howe
Election of Director: Andrew Day
Election of Director: Gary Parsons
Election of Director: Ganesh Pattabiraman
Election of Director: Peter Barris
Election of Director: Bandel Carano
Election of Director: James B. Fleming
Election of Director: Peter D. Aquino
For	For
7. The Nasdaq Proposal - To approve, for the purposes of complying with the applicable listing rules of Nasdaq, the issuance of shares of the Company in connection with a private placement in connection with and immediately prior to consummation of the Business Combination.
Issuer
For	For
8. The Nasdaq Proposal - To approve, for the purposes of complying with the applicable listing rules of Nasdaq, the issuance of shares of the Company in connection with a private placement in connection with and immediately prior to consummation of the Business Combination.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Boulder Growth & Income FD, Inc.	11/12/2021	101507101	BIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Election of Directors:	Issuer
01. Richard I. Barr
02. Steven K. Norgaard

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Texas Pacific Land Corp.	11/16/2021	88262P102	TPL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold All	For	1. Vote Board of Directors:	Issuer
Election of Director: Barbara J. Duganier
Election of Director: Tyler Glover
Election of Director: Dana F. McGinnis
Against	For	2. To approve, by non-binding advisory vote, executive compensation.	Issuer
1 Year	1 Year	3. To determine, by non-binding advisory vote, the frequency of future stockholder advisory votes on executive compensation	Issuer
Against	For	4. To approve the Company's 2021 Incentive Plan.	Issuer
Against	For	5. To approve the Company's 2021 Non-Employee Director Stock and Deferred Compensation Plan.	Issuer
For	For	6. To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Japan Smaller Capitalization FD	11/22/2021	47109U104	JOF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Election of Director to serve for a term of one year:	Issuer
1a. Rodney A. Buck
1b. David B. Chemidlin
1c. Marcia L. MacHarg
1d. Yuichi Nomoto
1e. Paige P. Ouimet

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Thimble Point Acquisition Corp.	11/23/2021	88408P107	THMA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. A proposal to (a) approve and adopt the Business Combination Agreement, dated as of June 21, 2021 (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the "Business Combination Agreement"), by and among THMA, Oz Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of THMA ("Merger Sub"), and Pear Therapeutics, Inc., a Delaware corporation ("Pear"), and (b) approve the transactions contemplated thereby, including ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. A proposal to amend the current certificate of incorporation of THMA (the "Current Charter") and adopt the Second Amended and Restated Certificate of Incorporation (the "Proposed Charter") to be effective upon the consummation of the Merger (the "Closing") which will include amendments to (a) increase the number of authorized shares of THMA's capital stock, par value $0.0001 per share, from 221,000,000 shares, consisting of (i) 220,000,000 shares of common stock, including 200,000,000 shares ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
3. On a non-binding advisory basis, a separate proposal with respect to certain governance provisions in the Proposed Charter in accordance with Securities and Exchange Commission guidance. The Proposed Charter, and the provisions that are the subject of this proposal, is further described in the Proxy Statement for the Special Meeting and a copy of the Proposed Charter is attached as Annex B to the Proxy Statement.
Issuer
For	For	4. Vote Board of Directors:
Election of Director: Zack Lynch
Election of Director: Kirthiga Reddy
Election of Director: Andrew J. Schwab
Election of Director: Alison Bauerlein
Election of Director: Nancy Schlichting
Election of Director: Jorge Gomez
		Election of Director: Corey McCann	Issuer
For	For
5. A proposal to approve, in connection with the Merger, for purposes of complying with applicable listing rules of the NASDAQ Stock Market ("NASDAQ"), the issuance and/or sale of (a) up to 132,395,625 THMA Class A Common Shares to the holders of Pear's capital stock pursuant to the Business Combination Agreement and the reservation for issuance of THMA Class A Common Shares subject to Rollover Options (as defined in the Proxy Statement) pursuant to the Business Combination Agreement ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
6. A proposal to approve and adopt the Pear Holdings Corp. 2021 Stock Option and Incentive Plan (the "2021 Plan"), a copy of which is attached as Annex K to the Proxy Statement, and the material terms thereunder.
Issuer
For	For
7. A proposal to approve and adopt the Pear Holdings Corp. Employee Stock Purchase Plan (the "2021 ESPP"), a copy of which is attached as Annex L to the Proxy Statement, and the material terms thereunder.
Issuer
For	For
8. A proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, Proposals 1-2 and 4-7.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
High Income Securities Fund	11/30/2021	42968F108	PCF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For All	For	1. Vote Board of Directors:	Issuer
Election of Director: Phillip Goldstein
Election of Director: Andrew Dakos
Election of Director: Rajeev Das
Election of Director: Richard Dayan
Election of Director: Gerald Hellerman
Election of Director: Ben H. Harris
Election of Director: Mortiz Sell
For	For	2. To provide a non-binding advisory vote on whether the amendment to the Fund's proxy voting policy is in the best interests of the Fund and its shareholders.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Gigcapital4, Inc	12/3/2021	37518G101	GIG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve and adopt the Agreement and Plan of Merger dated June 4, 2021, as amended on August 6, 2021, and as it may be further amended from time to time, the ("Merger Agreement") by and among the Company, GigCapital4 Merger Sub Corporation, a Delaware corporation ("Merger Sub"), BigBear.ai Holdings, LLC, a Delaware limited liability company ("BigBear"), and BBAI Ultimate Holdings, LLC, a Delaware limited liability company, a copy of which is attached to the proxy statement as Annex A, and approve the transactions contemplated thereby.
Issuer
For	For
2. To approve, for purposes of complying with applicable Nasdaq listing rules, the issuance of more than 20% of the Company's outstanding GigCapital4 Common Stock in connection with the Business Combination and the Convertible Note Subscription Agreements, including up to 123,710,000 shares of GigCapital4 Common Stock to Ultimate as the sole equity holder of BigBear, and 17,391,304 shares of GigCapital4 Common Stock upon conversion of the Convertible Notes.
Issuer
For	For
3. To consider and vote upon a proposal to amend the Company's current amended and restated certificate of incorporation (the "Charter") to provide for the classification of our board of directors (our "Board") into three classes of directors with staggered terms of office and to make certain related changes.
Issuer
For	For
4. To consider and vote upon a proposal to amend the Company's Charter to provide for certain additional changes, including but not limited to changing the Company's name from "GigCapital4, Inc." to "BigBear.ai Holdings, Inc." and eliminating certain provisions specific to our status as a blank check company.

For	For	5A. To approve the BigBear.ai Holdings, Inc. 2021 Long-Term Incentive Plan (the "2021 Plan"), including the authorization of the initial share reserve under the 2021 Plan.	Issuer
For	For	5B. To approve the BigBear.ai Holdings, Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP"), including the authorization of the initial share reserve under the 2021 ESPP.	Issuer
For	For
6. To elect, effective at Closing, eleven directors to serve staggered terms on our board of directors until the 2022, 2023 and 2024 annual meetings of stockholders, respectively, and until their respective successors are duly elected and qualified.
Issuer
For	For
7. To approve, if necessary the adjournment of the Special Meeting to a later date or dates to permit further solicitation and votes of proxies in the event there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal, the Nasdaq Stock Issuance Proposal, the Charter Amendment Proposals, the Equity Plans Proposals or the Election of Directors Proposal. This proposal will only be presented at the Special Meeting if there are not sufficient votes to approve the proposals.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Cion Investment Corp.	12/3/2021	17259U204	CION
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve a proposal to approve the application of the reduced asset coverage requirements in Section 61(a)(2) of the Investment Company Act of 1940, as amended, to the Company, which would permit the Company to increase the maximum amount of leverage that it is permitted to incur by reducing the asset coverage requirement applicable to the Company from 200% to 150% (the "Leverage Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Monmouth Real Estate Investment Corp.	12/16/2021	609720107	MNR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold All	For	1. Vote Board of Directors:	Issuer
Election of Director: Catherine B. Elflein
Election of Director: Eugene W. Landy
Election of Director: Michael P. Landy
Election of Director: Samuel A. Landy
For	For	2. Ratification of the appointment of PKF O'Connor Davies, LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2022.	Issuer
Against	For	3. An advisory resolution for the executive compensation of the Company's named executive officers for the fiscal year ended September 30, 2021 as more fully described in the proxy statement.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Mexico Equity and Income Fund, Inc.	12/16/2021	592834105	MXE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Director nominees:
Mirror vote	For	1A. Class II Director: Richard Abraham	Issuer
Mirror vote	For	1B. Class II Director: Rajeev Das	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Village Super Market, Inc.	12/17/2021	927107409	VLGEA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
		1. Election of Directors:	Issuer
Withhold	For	01. Election of Director: Robert Sumas
Withhold	For	02. Election of Director: William Sumas
Withhold	For	03. Election of Director: John P. Sumas
Withhold	For	04. Election of Director: Nicholas Sumas
Withhold	For	05. Election of Director: John J. Sumas
Withhold	For	06. Election of Director: Kevin Begley
For	For	07. Election of Director: Steven Crystal
Withhold	For	08. Election of Director: Stephen F. Rooney
For	For	2. Ratification of KPMG LLP as the independent registered public accounting firm for fiscal 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
MCAP Acquisition Corp.	12/21/2021	55282T106	MACQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Director nominees:
For	For
1. The Business Combination Proposal - to consider and vote upon a proposal to approve and adopt the Business Combination Agreement, dated as of July 27, 2021 (as may from time to time be amended, restated, supplemented or otherwise modified, the "Business Combination Agreement"), by and among MCAP, GRNT Merger Sub 1 LLC,.
Issuer
For	For	2. The Charter Amendment Proposal - to approve and adopt, an amendment to MCAP's current certificate of incorporation.	Issuer
For	For
3A. Advisory Proposal A - provide that the total number of shares of all classes of capital stock which the Company will have authority to issue is 370,000,000 shares, consisting of (i) 350,000,000 shares of common stock, par value $0.0001 per share and (ii) 20,000,000 shares of preferred stock, par value $0.0001 per share.
Issuer
For	For	3B. Advisory Proposal B - provide that the capital stock consists of common and preferred stock only and does not delineate classes of common stock.	Issuer
For	For	3C. Advisory Proposal C - provide for the waiver of the corporate opportunity doctrine with respect to H.I.G. and its affiliates and any Non-Employee Director or his or her affiliates.	Issuer
For	For	3D. Advisory Proposal D - provide that certain actions under the Proposed Charter relating to the nomination and election of directors are subject to the Stockholders Agreement.	Issuer
For	For
3E. Advisory Proposal E - provide that any action required or permitted to be taken by the stockholders of the combined company must be effected by a duly called annual or special meeting of such stockholders and may not be effected by written consent of the stockholders.
Issuer
For	For
3F. Advisory Proposal F - provide that amendments to the Proposed Charter will require the affirmative vote of the holders of at least 66 2/3% of the voting power of the then outstanding shares of capital stock of the combined company entitled to vote, voting together as a single class.
Issuer
For	For
3G. Advisory Proposal G - provide that directors may be removed by the affirmative vote of the holders of at least 66 2/3% of voting stock of the combined company entitled to vote at an election of directors.
Issuer
For	For
3H. Advisory Proposal H - (i) provide that the post-business combination company's corporate name would change from "MCAP Acquisition Corporation" to "AdTheorent, Inc." and make the Company's corporate existence perpetual and (ii) remove certain provisions related to MCAP's status as a blank check company that will no longer apply upon consummation of the business combination.
Issuer
For	For	4A. Election of Director 2022 special meeting of stockholders: John Black	Issuer
For	For	4B. Election of Director 2022 special meeting of stockholders: Danielle Qi	Issuer
For	For	4C. Election of Director 2022 special meeting of stockholders: Ben Tatta	Issuer
For	For	4D. Election of Director 2023 special meeting of stockholders: Rich Boghosian	Issuer
For	For	4E. Election of Director 2023 special meeting of stockholders: Vineet Mehra	Issuer
For	For	4F. Election of Director 2023 special meeting of stockholders: Zia Uddin	Issuer
For	For	4G. Election of Director 2024 special meeting of stockholders: Kihara Kiarie	Issuer
For	For	4H. Election of Director 2024 special meeting of stockholders: James Lawson	Issuer
For	For	4I. Election of Director 2024 special meeting of stockholders: Eric Tencer	Issuer
For	For	5. The Long-Term Incentive Plan Proposal - to consider and vote upon a proposal to approve the 2021 Long-Term Incentive Plan to be effective after the closing of the Business Combination.	Issuer
For	For	6. The ESPP Proposal - to consider and vote upon a proposal to approve the 2021 Employee Stock Purchase Plan ("ESPP") to be effective after the closing of the Business Combination	Issuer
For	For
7. The Nasdaq Proposal - to consider and vote upon a proposal to approve, (i) for purposes of complying with Nasdaq Listing Rules 5635(a) and (b), the issuance of more than 20% of the issued and outstanding Class A common stock and the resulting change in control in connection with the Business Combination and (ii) for the purposes of complying with Nasdaq Listing Rules 5635(d) the issuance of more than 20% of the issued and outstanding shares of Class A common stock in the PIPE Financing, upon the completion of the Business Combination.
Issuer
For	For
8. The Adjournment Proposal - to consider and vote on a proposal to adjourn the Stockholders Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Stockholders Meeting, there are not sufficient votes to approve one or more proposals presented to stockholders for vote.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Roman DBDR Tech Acquisition	12/23/2021	77584N101	DBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Business Combination Proposal - To approve the Agreement and Plan of Merger, dated as of April 19, 2021, and as amended as of May 25, 2021, or the "Merger Agreement", by and among Roman DBDR, CompoSecure Holdings, L.L.C., ("CompoSecure"), Roman Parent Merger Sub LLC, a Delaware limited liability company and wholly-owned subsidiary of Roman DBDR (the "Merger Sub") and LLR Equity Partners IV, L.P., a Delaware limited partnership ("Member Representative"), and the transactions contemplated ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. Nasdaq Stock Issuance Proposal - To approve, assuming the Business Combination Proposal is approved and adopted, for purposes of complying with the applicable provisions of Nasdaq Stock Exchange Listing Rule 5635 (each, a "Nasdaq Listing Rule"), (a) the issuance of up to 49,195,000 (assuming no redemption) or 63,919,627 (assuming maximum redemption) of newly issued shares of Roman DBDR Class B Common Stock, par value $0.0001 per share (the "Roman DBDR Class B Common Stock") in the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
3. Governing Documents Proposal - To approve, assuming the Business Combination Proposal is approved and adopted, a proposed second amended and restated certificate of incorporation (the "Proposed Charter"), which will amend and restate the current Amended and Restated Certificate of Incorporate of Roman DBDR, dated November 5, 2020 (the "Current Charter") and a proposed second amended and restated bylaws (the "Proposed Bylaws"), which will amend and restate the current bylaws (the "Current Bylaws"), ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
4A. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To increase the authorized shares of Class A Common Stock to 250,000,000 shares.
Issuer
For	For
4B. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To increase the authorized shares of "blank check" preferred stock that the Combined Entity's board of directors could issue to raise capital and/or to discourage a takeover attempt to 10,000,000 shares.
Issuer
For	For
4C. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To provide that amendments to provisions of the Proposed Charter will require the approval of at least a majority of the Combined Entity's then-outstanding shares of capital stock entitled to vote on such amendment.
Issuer
For	For
4D. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To provide holders of any then outstanding Preferred Stock the right, voting separately by class or series, to elect one or more directors.
Issuer
For	For
4E. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To limit action required or permitted to be taken by the stockholders of the Combined Company only to annual meetings or special meetings by eliminating the right for actions to be taken by written consent.
Issuer
For	For
4F. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: (i) To change the corporate name from "Roman DBDR Tech Acquisition Corp." to "CompoSecure, Inc.", (ii) to make the Combined Entity's corporate existence perpetual as opposed to Roman DBDR's corporate existence, which is presently required to be dissolved and liquidated 18 months following the closing of its initial public offering and to ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
4G. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To provide that any amendment by stockholders to the Proposed By-laws will require the approval of at least a majority of the Combined Entity's then- outstanding shares of capital stock entitled to vote such amendment.
Issuer
For	For
5. Director Election Proposal - To elect, assuming the Business Combination Proposal is approved and adopted, seven directors to serve staggered terms on the Combined Entity's board of directors until the 2022, 2023 and 2024 annual meeting of stockholders, respectively, and until their respective successors are duly elected and qualified.
Issuer
For	For
6. Equity Incentive Plan Proposal - To approve, assuming the Business Combination Proposal is approved and adopted, the 2021 Equity Incentive Plan (the "Equity Incentive Plan"), which will become effective the day prior to the Closing
Issuer
For	For
7. ESPP Proposal - To approve, assuming the Business Combination Proposal is approved and adopted, the 2021 Employee Stock Purchase Plan (the "ESPP"), which will become effective the day prior to the Closing.
Issuer
For	For
8. Adjournment Proposal - To approve a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve the Business Combination Proposal, the Nasdaq Stock Issuance Proposal, the Governing Documents Proposal, the Advisory Charter Proposals, the Director Election Proposal, the Incentive Plan Proposal or the ESPP ... (due to space limits, see proxy statement for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Texas Pacific Land Corp.	12/28/2021	88262P102	TPL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
		Vote Board of Directors:	Issuer
Against	For	1A. Election of Director: Barbara J. Duganier
Against	For	1B. Election of Director: Tyler Glover
Against	For	1C. Election of Director: Dana F. McGinnis
Against	For	2. To approve, by non-binding advisory vote, executive compensation.	Issuer
1 Year	1 Year	3. To determine, by non-binding advisory vote, the frequency of future stockholder advisory votes on executive compensation.	Issuer
Against	For	4. To approve the Company's 2021 Incentive Plan.	Issuer
Against	For	5. To approve the Company's 2021 Non-Employee Director Stock and Deferred Compensation Plan	Issuer
For	For	6. To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Issuer
For	Against	7. To consider a stockholder proposal requesting that the Board of Directors take actions to declassify the Board of Directors.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Yellowstone Acquisition Company	1/25/2022	98566K105	YSAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - to approve and adopt the Equity Purchase Agreement, dated as of August 1, 2021, by and among YAC and Sky Harbour LLC, a Delaware limited liability company ("SKY"). The transactions contemplated by the Equity Purchase Agreement are referred to herein as the Business Combination.
Issuer
For	For
2. The NYSE Proposal - to approve, assuming the Business Combination Proposal is approved and adopted, for purposes of complying with applicable NYSE listing rules, (i) the issuance by Sky Harbour Group Corporation ("SHG Corporation"), as successor to YAC, of Class A Common Stock and Class B Common Stock in the Business Combination in an amount equal to 20% or more of the amount of YAC's issued and outstanding common stock immediately prior to the issuance and (ii) the issuance by SHG ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
3. The Charter and Governance Proposals - to approve and adopt, assuming the Business Combination Proposal and the NYSE Proposal are approved and adopted, the Amended and Restated Certificate of Incorporation (the "A&R Certificate of Incorporation"), which, if approved, would take effect upon Closing, a copy of which is attached to the accompanying proxy statement as Annex B (the "Charter Proposal").In addition to the approval of the A&R Certificate of Incorporation, the stockholders are also ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
3A. To increase the total number of authorized shares and classes of stock to 260,000,000 shares consisting of (i) 10,000,000 shares of preferred stock, par value 0.0001 per share, (ii) 200,000,000 shares of Class A Common Stock. par value $0,0001 per share, and (iii) 50,000,000 shares of Class B Common Stock, par value $0.0001 per share.
Issuer
For	For
3B. To declassify the board of directors, to provide that the SHG Corporation Board will be elected by holders of Class A Common Stock and Class B Common Stock voting together as a single class and to provide that the number of directors of SHG Corporation will be not less than 3 and not more than 11, with the then- authorized number of directors being fixed from time to time by the SHG Corporation Board within such range, which number shall initially be seven.
Issuer
For	For	3C. To elect not to be governed by Section 203 of the DGCL.	Issuer
For	For
4. The Director Election Proposal - for holders of YAC Class B Common Stock to elect, assuming the Business Combination Proposal, the NYSE Proposal, and the Charter Proposal are approved and adopted, seven Directors of the SHG Corporation Board until the 2022 annual meeting of stockholders or until such directors' successors have been duly elected and qualified, or until such directors' earlier death, resignation, retirement or removal.
Issuer
For	For
5. The Incentive Plan Proposal - to approve and adopt, assuming the Business Combination Proposal, the NYSE Proposal, and the Charter Proposal are approved and adopted, the SHG Corporation 2022 Incentive Award Plan (the "2022 Plan").
Issuer
For	For
6. The Adjournment Proposal - to approve the adjournment of the Special Meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the condition precedent proposals.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Silverbox Engaged Merger Corp. I	2/3/2022	82836L101	SBEA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To consider and vote upon a proposal to approve and adopt the Business Combination Agreement, dated as of November 2, 2021 (as may be amended from time to time, the "Business Combination Agreement"), by and among SilverBox Engaged Merger Corp I ("SilverBox), BRC Inc. ("PubCo"), SBEA Merger Sub LLC ("Merger Sub 1"), BRCC Blocker Merger Sub LLC, Authentic Brands LLC and Grand Opal Investment Holdings, Inc. The Business Combination Agreement provides for, ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2A. To approve an amendment and restatement of the Existing Charter providing for the creation of 35,000,000 authorized shares of Class C Common Stock of SilverBox (the "SilverBox Class C Common Stock") for purposes of issuance to certain investors.
Issuer
For	For
2B. To approve the provision in the Proposed Charter changing the authorized capital stock of 111,000,000 shares, consisting of 100,000,000 shares of Class A Common Stock, par value $0.0001 per share, 10,000,000 shares of Class B Common Stock, par value $0.0001 per share, and 1,500,000 preferred shares, par value $0.0001 per share, to authorized capital stock of 2,802,500,000 shares, consisting of 2,500,000,000 shares of Class A Common Stock, par value $0.0001 per share, 300,000,000 shares of Class ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2C. To approve the provision in the Proposed Charter pursuant to which: (a) the affirmative vote of the holders of at least 66-2/3% of the total voting power of all then outstanding shares entitled to vote generally in the election of directors, voting together as a single class is required to amend provisions relating to, among other matters: (i) stockholder meetings, (ii) the board of directors, (iii) indemnification and limitation of liability of officers and directors, (iv) election not be ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2D. To approve all other changes in connection with the replacement of the Existing Organizational Documents of SilverBox with the Proposed Organizational Documents of PubCo, including, among other things, changing from a blank check company seeking a business combination within a certain period (as provided in the Existing Organizational Documents), to a public benefit corporation having perpetual existence (as provided in the Proposed Charter).
Issuer
For	For
2E. To provide for a classified board of directors and direct that board vacancies be filled by the majority of directors then in office, unless specified otherwise in the Investor Rights Agreement; or the Proposed Bylaws.
Issuer
For	For
3. The Stock Issuance Proposal - To consider and vote upon a proposal to approve and adopt, for purposes of complying with the applicable provisions of The Nasdaq Stock Market Listing Rule 5635, the issuance of shares of SilverBox Class C Common Stock to certain investors.
Issuer
For	For	4. The Omnibus Incentive Plan Proposal - To consider and vote upon a proposal to approve the adoption of the Omnibus Incentive Plan.	Issuer
For	For	5. The Employee Stock Purchase Plan Proposal - To consider and vote upon a proposal to approve the adoption of the Employee Stock Purchase Plan.	Issuer
For	For
6. The Adjournment Proposal - To consider and vote upon a proposal to adjourn the special meeting of SilverBox's stockholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve one or more proposals presented to stockholders for vote at such special meeting.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Pennantpark Investment Corp.	2/8/2022	708062104	PNNT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1A. Election of Director: Arthur H. Penn	Issuer
Mirror vote	For	2. To ratify the selection of RSM US LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
M3-Bridge Acquisition II	2/9/2022	553800103	MBAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Business Combination Proposal - To consider and vote upon a proposal to approve the transactions contemplated by the Agreement and Plan of Merger, dated as August 16, 2021 (as it may be amended from time to time in accordance with its terms, the "Merger Agreement"), by and among M3-Brigade Acquisition II Corp. (the "Company"), Blue Steel Merger Sub Inc. ("Merger Sub") and Syniverse Corporation ("Syniverse"), including the business combination described in the accompanying proxy statement (the "Business Combination").
Issuer
For	For	2. To approve, (i) the issuance of more than 20% of the issued and outstanding shares, and (ii) the issuance of more than one percent of the issued and outstanding shares of Common Stock.	Issuer
For	For
3. Charter Proposal - To consider and vote upon a proposal to adopt two separate proposed charters, proposed charter alternative A, substantially in the form attached to the accompanying proxy statement as Annex B-1 ("Charter Amendment Alternative A"), and proposed charter alternative B, substantially in the form attached to the accompanying proxy statement as Annex B-2 ("Charter Amendment Alternative B," and together with Charter Amendment Alternative A, the "Charter Amendments");
Issuer
For	For
4A. Super Majority Vote Requirements - Proposal to add a super majority vote provision requiring that the prior affirmative vote of holders of at least sixty-six and two-thirds percent of the voting power of the outstanding shares of Common Stock, voting as a single class will be required before the Company.
Issuer
For	For
4B. Change in Authorized Shares - Proposal (i) in the case of Charter Amendment Alternative A, to increase our total number of authorized shares of all classes of Common Stock (ii) in the case of Charter Amendment Alternative B, to increase our total number of authorized shares of all classes of Common Stock.
Issuer
For	For	4C. Corporate Opportunity - To consider and vote upon a proposal to update the provisions regarding corporate opportunities to, among other things.	Issuer
For	For	4D. Declassification of Board - To consider and vote upon a proposal to declassify our Board.	Issuer
For	For
4E. Special Quorum Requirement and Director Voting Rights related to Carlyle and Twilio - To consider and vote upon a proposal to make certain of the terms of the Second Amended and Restated Certificate of Incorporation and also provide that for as long as any director nominated by Carlyle and its affiliates.
Issuer
For	For
4F. Ability to Call a Special Meeting - To consider and vote upon a proposal to provide that special meetings can only be called by the Board (or an officer of the Company at the direction of the Board) and no longer individually by the Company's Chief Executive Officer or the Chairman of the Board.
Issuer
For	For
4G. Class A Stock to Have Exclusive Right to Vote for the Election and Removal of Directors - To consider and vote upon a proposal to give the Class A Stock the exclusive right to vote for the election and removal of directors and the Class C Stock no right to vote for the election or removal of directors.
Issuer
For All	For All	5. Vote Board of Directors:	Issuer
Election of Director: James Attwood
Election of Director: Kevin Beebe
Election of Director: Orisa Cherenfant
Election of Director: Andrew Davies
Election of Director: Tony Holcombe
Election of Director: Greg Kleiner
Election of Director: Dan Mead
Election of Director: Mohsin Y. Meghji
Election of Director: Lauren Nemeth
Election of Director: Matthew Perkal
Election of Director: Raymond Ranelli
For	For
6. Incentive Award Plan Proposal - To consider and vote upon a proposal to adopt the Syniverse Technologies Corporation 2021 Omnibus Incentive Plan (the "Incentive Award Plan"), a copy of which is attached to the accompanying proxy statement as Annex J, including the authorization of the initial share reserve under the Incentive Award Plan.
Issuer
For	For
7. Adjournment Proposal - To consider and vote upon a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if there are insufficient votes for, or otherwise.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Monmouth Real Estate Investment Corp.	2/17/2022	609720107	MNR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve the merger (the "Merger") of Monmouth Real Estate Investment Corporation, a Maryland corporation ("Monmouth"), with and into Maple Delaware Merger Sub LLC ("Merger Sub"), a subsidiary of Industrial Logistics Properties Trust, a Maryland real estate investment trust ("ILPT"), pursuant to the Agreement and Plan of Merger, dated as of November 5, 2021 (as it may be amended, the "Merger Agreement"), by and among Monmouth, ILPT, and Merger Sub (the "Merger Proposal").
Issuer
For	For
2. To approve on a non-binding, advisory basis, certain compensation that may be paid or become payable to Monmouth's named executive officers in connection with the Merger Agreement and the transactions contemplated thereby (the "Compensation Proposal").
Issuer
For	For
3. To approve any adjournment of the special meeting of the shareholders of Monmouth, if necessary or appropriate, including to solicit additional proxies in favor of the Merger Proposal (the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Boulder Growth & Income FD, Inc.	2/24/2022	101507101	BIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. To approve a new investment advisory agreement between the Fund and Paralel Advisors LLC ("Paralel").	Issuer
Mirror Vote	For	2. To approve a new sub-advisory agreement with respect to the Fund between Paralel and Rocky Mountain Advisers, LLC.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
CF Acquisition Corp. VIII	3/8/2022	12520C109	CFFE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from March 16, 2022 to September 30, 2022.
Issuer
For	For
2. Adjournment Proposal: Adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Spartan Acquisition Corp. III	3/8/2022	84677R106	SPAQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To consider and vote upon a proposal to (a) approve and adopt the Business Combination Agreement, dated as of July 28, 2021 (the "Business Combination Agreement"), by and among Spartan, Athena Pubco B.V., a Dutch private limited liability company (besloten vennootschap met beperkte aansprakelijkheid) ("Allego"), Athena Merger Sub, Inc., a Delaware corporation ("Merger Sub"), Madeleine Charging B.V., a Dutch private limited liability company (besloten vennootschap ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Governance Proposal - To consider and vote upon, on a non- binding advisory basis, a proposal to approve certain governance provisions contained in the Articles of Association of Allego N.V., the successor to Allego following the Business Combination (the "Allego Articles") that materially affect Allego shareholder rights (the "Governance Proposal").
Issuer
For	For
3. The Adjournment Proposal - To consider and vote upon a proposal to approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal (the "Adjournment Proposal").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
PGIM Global High Yield Fund, Inc.	3/9/2022	69346J106	GHY
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1Election of Class I Director: Ellen S. Alberding	Issuer
Mirror vote	For	1.2 Election of Class I Director: Stuart S. Parker	Issuer
Mirror vote	For	1.3 Election of Class I Director: Brian K. Reid	Issuer
Mirror vote	For	2. Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Central Securities Corp.	3/16/2022	155123102	CET
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: L. Price Blackford
Election of Director: Simms C. Browning
Election of Director: Donald G. Calder
Election of Director: David C. Colander
Election of Director: John C. Hill
Election of Director: Jay R. Inglis
Election of Director: Wilmot H. Kidd
Election of Director: Wilmot H. Kidd IV
Election of Director: David M. Poppe
Mirror Vote	For	2. Ratification of the appointment of KPMG LLP as independent registered public accounting firm for 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Tailwind Two Acquistion	3/22/2022	G86613109	TWNT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - RESOLVED, as an ordinary resolution, that Tailwind Two's entry into the Agreement and Plan of Merger, dated as of October 28, 2021 (as may be amended, supplemented or otherwise modified from time to time, the "Business Combination Agreement"), by and among Tailwind Two, Titan Merger Sub, Inc., a Delaware corporation ("Merger Sub") and Terran Orbital Corporation, a Delaware corporation ("Terran Orbital"), a copy of which is attached to the accompanying proxy ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Domestication Proposal - RESOLVED, as a special resolution, that Tailwind Two be transferred by way of continuation to Delaware pursuant to Part XII of the Companies Act (Revised) of the Cayman Islands and Section 388 of the General Corporation Law of the State of Delaware and, immediately upon being de- registered in the Cayman Islands, Tailwind Two be continued and domesticated as a corporation under the laws of the state of Delaware.
Issuer
For	For
3. The Charter Proposal - RESOLVED, as a special resolution, that, upon the Domestication, the amended and restated memorandum and articles of association of Tailwind Two ("Existing Governing Documents") be amended and restated by the deletion in their entirety and the substitution in their place of the proposed new certificate of incorporation of "Terran Orbital Corporation" upon the Domestication, a copy of which is attached to the accompanying proxy statement/prospectus as Annex C (the ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
4. Advisory Governing Documents Proposal A - RESOLVED, that an amendment to change the authorized share capital of Tailwind Two from US$55,100 divided into (i) 500,000,000 Class A ordinary shares, par value $0.0001 per share, (ii) 50,000,000 Class B ordinary shares, par value $0.0001 per share and (iii) 1,000,000 preference shares, par value $0.0001 per share, to (a) 300,000,000 shares of common stock, par value $0.0001 per share, of New Terran Orbital and (b) 50,000,000 shares of preferred ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
5. Advisory Governing Documents Proposal B - RESOLVED, that an amendment to authorize the board of directors of New Terran Orbital to issue any or all shares of New Terran Orbital preferred stock in one or more classes or series, with such terms and conditions as may be expressly determined by the board of directors of New Terran Orbital and as may be permitted by the Delaware General Corporation Law be approved on a non- binding advisory basis.
Issuer
For	For
6. Advisory Governing Documents Proposal C - RESOLVED, that an amendment to remove the ability of New Terran Orbital stockholders to take action by written consent in lieu of a meeting be approved on a non-binding advisory basis.
Issuer
For	For
7. Advisory Governing Documents Proposal D - RESOLVED, that certain other changes in connection with the replacement of Existing Governing Documents with the Proposed Certificate of Incorporation as part of the Domestication (a copy of which is attached to the accompanying proxy statement/ prospectus as Annex C), including (i) changing the post-Business Combination corporate name from "Tailwind Two Acquisition Corp." to "Terran Orbital Corporation" (which is expected to occur after the ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
8. Advisory Governing Documents Proposal E - RESOLVED, that an amendment to require the affirmative vote of the holders of (i) at least two thirds (2/3) of the total voting power of all the then-outstanding shares of New Terran Orbital's stock entitled to vote thereon, and voting as a single class, to amend or repeal the proposed bylaws (or a majority of the total voting power of the then-outstanding shares of capital stock of New Terran Orbital entitled to vote on such amendment or repeal, ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
9. The Exchange Proposal - RESOLVED, as an ordinary resolution, that for the purposes of complying with the applicable provisions of New York Stock Exchange Listing Rule 312.03 or Nasdaq Stock Exchange Listing Rule 5635, as applicable, the issuance of shares of New Terran Orbital Common Stock in connection with the Business Combination, the Debt Financings and the PIPE Financing (each term as defined in the accompanying proxy statement/prospectus) be approved.
Issuer
For	For
10. The Incentive Award Plan Proposal - RESOLVED, as an ordinary resolution, that the New Terran Orbital 2021 Omnibus Incentive Plan, a copy of which is attached to the accompanying proxy statement/prospectus as Annex E, be adopted and approved.
Issuer
For	For
11. The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the Extraordinary General Meeting to a later date or dates (A) to the extent necessary to ensure that any required supplement or amendment to the accompanying proxy statement/prospectus is provided to Tailwind Two shareholders or, if as of the time for which the Extraordinary General Meeting is scheduled, there are insufficient Tailwind Two ordinary shares represented (either in person or by proxy) to ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Syncora Holdings LTD.	3/29/2022	G8649T109	SYCRF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold	For	1.1 Election of Director to hold office until the 2022 Annual General Meeting: Alan J. Carr	Issuer
Withhold	For	1.2 Election of Director to hold office until the 2022 Annual General Meeting: E. Grant Gibbons	Issuer
Withhold	For	1.3 Election of Director to hold office until the 2022 Annual General Meeting: Frederick B. Hnat	Issuer
Withhold	For	1.4 Election of Director to hold office until the 2022 Annual General Meeting: Frank C. Puleo	Issuer
Withhold	For	1.5 Election of Director to hold office until the 2022 Annual General Meeting: Coleman D. Ross	Issuer
Withhold	For	1.6 Election of Director to hold office until the 2022 Annual General Meeting: Robert J. White	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Western Asset Muni Partners FD Inc.	4/8/2022	95766P108	MNP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.1 Election of Class III Director to serve until 2025 Annual Meeting: Robert D. Agdern	Issuer
Mirror Vote	For	1.2 Election of Class III Director to serve until 2025 Annual Meeting: William R. Hutchinson	Issuer
Mirror Vote	For	1.3Election of Class III Director to serve until 2025 Annual Meeting: Eileen A. Kamerick	Issuer
Mirror Vote	For	2. To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending November 30, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
First Tr High Income L/S Fund	4/18/2022	433738E109	FSD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1 Election of Class III Trustee for a three-year term: James A. Bowen	Issuer
Mirror vote	For	1.2 Election of Class III Trustee for a three-year term: Niel B. Nielson	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
First Tr Dynamic Europe Equity Inc FD	4/18/2022	33740D107	FDEU
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1 Election of Class III Trustee for a three-year term: James A. Bowen	Issuer
Mirror vote	For	1.2 Election of Class III Trustee for a three-year term: Niel B. Nielson	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
The Taiwan Fund	4/19/2022	874036106	TWN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: William C. Kirby
Election of Director: Anthony S. Clark
Election of Director: Thomas G. Kamp
Election of Director: Warren J. Olsen
Election of Director: Shelley E. Rigger

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
General American Investors Co.	4/20/2022	368802104	GAM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Mr. Berens
Election of Director: Mr. Davidson
Election of Director: Ms. Del Villar
Election of Director: Mr. Gordan
Election of Director: Ms. Gotbaum
Election of Director: Ms. Lynch
Election of Director: Mr. Priest
Election of Director: Ms. Sachs
Mirror Vote	For	Ratification of the selection of Ernst & Young LLP as auditors.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Adams Diversified Equity Fund	4/21/2022	006212104	ADX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Kenneth J. Dale
Election of Director: Frederic A. Escherich
Election of Director: Mary C. Jammet
Election of Director: Lauriann C. Kloppenburg
Election of Director: Kathleen T. McGahran
Election of Director: Jane Musser Nelson
Election of Director: Mark E. Stoeckle
Mirror Vote	For	Ratification of the selection of PricewaterhouseCoopers LLP as independent public auditors.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Aberdeen Asia-Pacific Income Fund	4/28/2022	003009107	FAX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1 Election of Class I director of the Fund, for a three-year term until the 2025 Annual Meeting of Stockholders: Stephen Bird	Issuer
Mirror vote	For	3.1 To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: P. Gerald Malone (Class II - 3 year term ending 2023)	Issuer
Mirror vote	For	3.2 To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: William J. Potter (Preferred - 3 year term ending 2024)

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Gabelli Utility Trust	5/9/2022	36240A101	GUT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Mario J. Gabelli
Election of Director: Elizabeth C. Bogan
Election of Director: Vincent D. Enright
Election of Director: Kuni Nakamura

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Ellsworth Growth And Income Fd	5/9/2022	289074106	ECF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: James A. Dinsmore
Election of Director: Elizabeth C. Bogan
Election of Director: Anthonie C. van Ekris

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Bancroft Fund	5/9/2022	059695106	BCV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Jane D. O'Keeffe
Election of Director: Elizabeth C. Bogan
Election of Director: Agnes Mullady
Election of Director: Anthonie C. van Ekris

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Crescent Capital BDC, Inc.	5/13/2022	225655109	CCAP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1A.Election of Class I Director to serve for a three-year term expiring at the 2025 Annual Meeting: Kathleen S. Briscoe	Issuer
Mirror Vote	For	1B. Election of Class I Director to serve for a three-year term expiring at the 2025 Annual Meeting: George G. Strong, Jr.	Issuer
Mirror Vote	For	2A. Election of Class III Director to serve for a two-year term expiring at the 2024 Annual Meeting: Elizabeth Ko	Issuer
Mirror Vote	For	3.To ratify the selection of Ernst & Young LLP ("E&Y") as the Corporation's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Virtus Total Return Fund Inc.	5/23/2022	92835W107	ZTR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1E. Election of Class II Director: George R. Aylward	Issuer
Mirror Vote	For	1F. Election of Class II Director: F. Ford Drummond	Issuer
Mirror Vote	For	1G. Election of Class II Director: John R. Mallin	Issuer
Mirror Vote	For	1H. Election of Class II Director: Philip R. McLoughlin	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Xai Octagon FR & ALT Inc. Term Tr-PREF	5/24/2022	98400T205	XFLT/PA
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class II Trustee of the Trust, to be elected by common shares and preferred shares voting as a single class, to serve until the 2025 annual meeting: Gregory G. Dingens	Issuer
Mirror Vote	For	1b. Election of Class II Trustee of the Trust, to be elected by preferred shares voting as a separate class, to serve until the 2025 annual meeting: Philip G. Franklin	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Seven Hills Realty Trust	5/25/2022	81784E101	SEVN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1.1 Election of Class III Independent Trustee: Barbara D. Gilmore	Issuer
For	For	1.2 Election of Class III Independent Trustee: Joseph L. Morea	Issuer
For	For	2. Ratification of the appointment of Deloitte & Touche LLP as independent auditors to serve for the 2022 fiscal year.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Aberdeen Japan Equjity Fund	5/26/2022	00306J109	JEQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1.1. Election of Class II Director to serve until the 2025 Annual Meeting: Rahn Porter	Issuer
Mirror Vote	For	2.1 Election of Class II Director to serve until the 2025 Annual Meeting: Stephen Bird	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Cushing MLP & Infra Total Return FD	5/26/2022	231631300	SRV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class III Trustee to serve until 2025 annual meeting: Mr. Ronald P. Trout	Issuer
Mirror Vote	For	1b.Vote Board of Directors:	Issuer
Election of Director: Ms. Andrea N. Mullins
Election of Director: Mr. Jerry V. Swank

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
The Howard Hughes Corp.	5/26/2022	44267D107	HCC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1A. Election of Director: William Ackman	Issuer
For	For	1B. Election of Director: Adam Flatto	Issuer
For	For	1C. Election of Director: Beth Kaplan	Issuer
For	For	1D. Election of Director: Allen Model	Issuer
For	For	1E. Election of Director: David O'Reilly	Issuer
For	For	1F. Election of Director: R. Scot Sellers	Issuer
For	For	1G. Election of Director: Steven Shepsman	Issuer
For	For	1H. Election of Director: Mary Ann Tighe	Issuer
For	For	1I. Election of Director: Anthony Williams	Issuer
Abstain		2. Advisory (non-binding) vote to approve executive compensation Say-on-Pay	Issuer
For	For	3. Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for fiscal 2022	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Cedar Realty Trust, Inc.	5/27/2022	150602605	CDR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No vote	For	1. To approve the sale of the Company and substantially all of its assets, including the Grocery-Anchored Portfolio Sale and the Mergers (the "Transactions").	Issuer
No vote	For
2. To approve, on a non-binding advisory basis, the compensation to be paid or that may become payable by the Company to its named executive officers that is based on or otherwise relates to the Transactions.
Issuer
No vote	For	3. To approve one or more adjournments of the special meeting, if necessary, to solicit additional proxies if we have not obtained sufficient affirmative stockholder votes to approve the Transactions.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Suro Capital Corp.	6/1/2022	86887Q109	SSSS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Ronald M. Lott
Election of Director: Marc Mazur
Mirror Vote	For	2. To provide an advisory non-binding vote to approve executive compensation.	Issuer
Mirror Vote	For	3. The ratification of the selection of Marcum LLP as the independent registered public accounting firm for SuRo Capital Corp. for the fiscal year ending December 31, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Templeton Global Income Fund	6/6/2022	880198106	GIM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Vote Board of Directors:	Shareholder
Election of Director: Karen Caldwell
Election of Director: Ketu Desai
Election of Director: Mark Hammitt
Election of Director: Anatoly Nakum
For	For	2. Proposal to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2022.	Shareholder
For	For
3. Saba's proposal to terminate the Investment Management Agreement between the Fund and Templeton Investment Counsel, LLC, dated as of October 30, 1992, as amended or novated, and all other advisory and management agreements between the Fund and Franklin Advisers, Inc.
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Portman Ridge Finance Corp.	6/6/2022	73688F201	PTMN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: George Grunebaum
Election of Director: Dean C. Kehler
Election of Director: Matthew Westwood
Mirror Vote	For	2. To ratify the selection of Deloitte & Touche LLP as the independent registered public accountant of the Company for the fiscal year ending December 31, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Oaktree Acquisition Corp. II	6/7/2022	G6715X103	OACB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - RESOLVED, as an ordinary resolution, that OACB's entry into the Business Combination Agreement, dated as of December 7, 2021 (as may be amended, supplemented or otherwise modified from time to time, the "Business Combination Agreement"), by and among OACB, Alvotech Holdings S.A., a public limited liability company (société anonyme) incorporated and existing under the laws of the Grand Duchy of Luxembourg, having its registered office at 9, Rue de ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The First Merger Proposal - RESOLVED, as a special resolution, that (a) OACB be authorized to merge with TopCo so that TopCo is the surviving entity and all the undertaking, property and liabilities of OACB vest in TopCo; (b) the plan of merger in the form tabled to the General Meeting (a draft of which is attached to the accompanying proxy statement/prospectus as Exhibit G of Annex A, the "Plan of First Merger") be authorized, approved and confirmed in all respects; and (c) OACB be authorized to enter into the Plan of First Merger.
Issuer
For	For
3. The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the OACB General Meeting to a later date or dates (A) to the extent necessary to ensure that any required supplement or amendment to the accompanying proxy statement/prospectus is provided to OACB shareholders, (B) in order to solicit additional proxies from OACB shareholders in favor of one or more of the proposals at the OACB General Meeting or (C) if OACB shareholders redeem an amount of the OACB ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Nexpoint Diversified RE TR	6/14/2022	65340G205	NXDT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Bryan A. Ward

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Nexpoint Diversified RE TR Pfd 5.5%	6/14/2022	65340G304	NXDT Pfd
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Ethan Powell
Election of Director: Bryan A. Ward

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Highland Global Allocation Fund	6/14/2022	43010T104	HGLB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Ethan Powell
Election of Director: Bryan A. Ward

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Highland Income Fund	6/14/2022	43010E204	HFRO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Bryan A. Ward

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
The New Ireland Fund, Inc.	6/14/2022	645673104	IRL
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Election of Director	Issuer
1a. David Dempsey

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Indus Realty Trust	6/14/2022	45580R103	INDT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1a. Election of Director to serve for a one-year term expiring at the 2023 Annual Meeting: David R. Bechtel	Issuer
For	For	1b. Election of Director to serve for a one-year term expiring at the 2023 Annual Meeting: Frederick M. Danziger	Issuer
For	For	1c. Election of Director to serve for a one-year term expiring at the 2023 Annual Meeting: Gordon F. DuGan	Issuer
For	For	1d. Election of Director to serve for a one-year term expiring at the 2023 Annual Meeting: Michael S. Gamzon	Issuer
For	For	1e. Election of Director to serve for a one-year term expiring at the 2023 Annual Meeting: Jonathan P. May	Issuer
For	For	1f. Election of Director to serve for a one-year term expiring at the 2023 Annual Meeting: Molly North	Issuer
For	For	1g. Election of Director to serve for a one-year term expiring at the 2023 Annual Meeting: Amy Rose Silverman	Issuer
For	For	1h. Election of Director to serve for a one-year term expiring at the 2023 Annual Meeting: Michael Simanovsky	Issuer
For	For	1i. Election of Director to serve for a one-year term expiring at the 2023 Annual Meeting: Albert H. Small, Jr.	Issuer
Abstain	For	2. The approval, on an advisory (non-binding) basis, of the compensation of INDUS's named executive officers as presented in INDUS's Proxy Statement.	Issuer
For	For	3. The ratification of the selection of RSM US LLP as INDUS's independent registered public accountants for the year ending December 31, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Lucent	6/15/2022	55025L108	LFT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold All	For	1. Vote Board of Directors:	Issuer
Election of Director: James P. Flynn
Election of Director: James C. Hunt
Election of Director: Neil A. Cummins
Election of Director: William A. Houlihan
Election of Director: Walter C. Keenan
Election of Director: Marie D. Reynolds
Abstain	For	2. Approval, on advisory basis, of the compensation of our named executive officers, as described in the proxy statement under "executive compensation."	Issuer
For	For	3. Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Corner Growth Acquistion Corp. 2	6/15/2022	G2426E104	TRON
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Proposal: Amend the Company's amended and restated memorandum and articles of association to (i) extend the date that the Company has to consummate a business combination from June 21, 2022 to July 21, 2022 (the "Extended Date") and (ii) allow the Company without another shareholder vote, to elect to extend the date to consummate a business combination after the Extended Date on a monthly basis for an additional eight months, through and until March 21, 2023 the ("Additional Extension Date").
Issuer
For	For
2. Adjournment Proposal: Adjourn the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Runway Growth Finance Corp.	6/16/2022	78163D100	RWAY
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: R. David Spreng
Election of Director: Brian Laibow

Mirror Vote	For	2. To ratify the selection of RSM US LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer
Mirror Vote	For
3. To approve a proposal to authorize the Company to issue options, warrants or securities to subscribe to, convert to, or purchase common stock, subject to the conditions as set forth in the proxy statement.
Issuer
Mirror Vote	For
4. To approve of the Company becoming subject to a minimum asset coverage ratio of at least 150%, permitting the Company to double its amount of debt incurrence, pursuant to Section 61(a) (2) of the Investment Company Act of 1940, as amended by the Small Business Credit Availability Act.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Synchronoss Technologies	6/16/2022	87157B103	SNCR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold All	For	1. Vote Board of Directors:	Issuer
Election of Director: Laurie L. Harris
Election of Director: Jeffrey G. Miller
For	For	2. To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer
Abstain	For	3. To approve on a non-binding advisory basis the compensation of the Company's named executive officers.	Issuer
For	For	4. To approve the amendment to the Company's Restated Certificate of Incorporation to increase the aggregate number of authorized shares of Common Stock.	Issuer
Abstain	For	5. To approve the amendment of the Synchronoss Technologies, Inc. 2015 Equity Incentive Plan.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital	6/22/2022	302635206	FSK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Barbara Adams
Election of Director: Michael C. Forman
Election of Director: Jerel A. Hopkins
Mirror Vote	For	2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Central and Eastern Europe Fund, Inc.	6/23/2022	153436100	CEE
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Dr.Christopher Pleister
Election of Director: Ms. Hepsen Uzcan
Election of Director: Mr. Christian M. Zügel
Election of Director: Ms. Fiona Flannery
Election of Director: Mr. Bernhard Koepp

Mirror Vote	For
2. To ratify the appointment by the Audit Committee and the Board of Directors of Ernst & Young LLP, an independent public accounting firm, as independent auditors for the fiscal year ending October 31, 2022.
Issuer
Mirror Vote	For
3. To approve a proposal to change the Fund's fundamental investment policy that "the Fund may not invest 25% or more of its total assets in the securities of issuers in any one industry, except that the Fund will concentrate its investments in the energy sector" to "the Fund may not invest 25% or more of its total assets in the securities of issuers in any one industry."
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Trinity Place Holdings, Inc	6/28/2022	89656D101	TPHS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold	For	1a. Election of Director: Alexander C. Matina	Issuer
Withhold	For	1b. Election of Director: Jeffrey B. Citrin	Issuer
For	For	2. Ratification of the appointment of BDO USA, LLP as the independent registered public accounting firm for the year ending December 31, 2022.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Creative Media & Community Trust	6/30/2022	125525584	CMCT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold All	For	1. Vote Board of Directors:	Issuer
Election of Director: Douglas Bech
Election of Director: Marcie Edwards
Election of Director: Kelly Eppich
Election of Director: Shaul Kuba
Election of Director: Richard Ressler
Election of Director: Avraham Shemesh
Election of Director: Elaine Wong

For	For	2. To consider and approve the ratification of Deloitte & Touche, LLP as Creative Media's auditor for the fiscal year ending December 31, 2022.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)*   /s/ Andrew Dakos
Andrew Dakos, President

Date     8/15/2022

* Print the name and title of each signing officer under his or her signature.